Corporate Information (Details) - $ / shares			12 Months Ended
		Sep. 19, 2024	Sep. 30, 2024		Jul. 26, 2024	Apr. 12, 2024	Sep. 30, 2023
Class of Stock [Line Items]
Incorporated date			Jan. 22, 2020
Reverse stock split		1-for-50
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, authorized	[1]		36,000,000				36,000,000
Common stock, par values (in Dollars per share)		$ 0.005	$ 0.005	[1]	$ 0.005	$ 0.005	$ 0.005	[1]
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, authorized	[1]		6,000,000				6,000,000
Common stock, par values (in Dollars per share)		$ 0.005	$ 0.005	[1]			$ 0.005	[1]
Maximum [Member] | Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, authorized		1,800,000,000
Maximum [Member] | Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, authorized		300,000,000
Minimum [Member] | Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, authorized		36,000,000
Minimum [Member] | Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, authorized		6,000,000

[1]	Share have been retroactively adjusted to reflect the decreased number of shares resulting from a reverse stock split effective from September 19, 2024 (Note 1).